UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
12/31/2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Accommodation and Food Services - 0.8%
1,218	Marriott International, Inc. - Class A	$132,226
	Administrative and Support and Waste Management and Remediation Services - 1.9%
1,102	Automatic Data Processing, Inc.	144,494
99	Booking Holdings, Inc. (a)	170,520
		315,014
	Arts, Entertainment, and Recreation - 1.0%
3,047	Las Vegas Sands Corporation	158,596

	Finance and Insurance - 9.2%
695	Anthem, Inc.	182,528
1,073	Centene Corporation (a)	123,717
1,429	Cigna Corporation	271,426
638	FleetCor Technologies, Inc. (a)	118,489
2,088	Intercontinental Exchange, Inc.	157,289
899	Moody’s Corporation	125,896
1,624	Nasdaq, Inc.	132,470
2,204	SEI Investments Company	101,825
1,258	UnitedHealth Group, Inc.	313,393
		1,527,033
	Health Care and Social Assistance - 2.0%
842	Laboratory Corporation of America Holdings (a)	106,395
1,305	Quest Diagnostics, Inc.	108,667
1,073	Universal Health Services, Inc. - Class B	125,069
		340,131
	Information - 11.3%
1,274	Citrix Systems, Inc.	130,534
8,924	Comcast Corporation - Class A	303,862
1,421	Fidelity National Information Services, Inc.	145,723
5,673	Microsoft Corporation	576,207
6,192	Oracle Corporation	279,569
3,973	Twenty-First Century Fox, Inc. - Class A	191,181
2,319	Walt Disney Company	254,278
		1,881,354
	Manufacturing - 39.1% ♦
1,073	Alexion Pharmaceuticals, Inc. (a)	104,467
1,769	AMETEK, Inc.	119,761
4,520	Apple, Inc.	712,985
3,190	BorgWarner, Inc.	110,821
986	Broadcom, Inc.	250,720
1,276	Celanese Corporation	114,802
6,557	Cisco Systems, Inc.	284,115
1,072	Cummins, Inc.	143,262
1,548	Eastman Chemical Company	113,174
1,929	Eaton Corporation plc	132,445
1,740	Fortive Corporation	117,728
871	General Dynamics Corporation	136,930
841	Harris Corporation	113,241
6,957	Intel Corporation	326,492
842	Jazz Pharmaceuticals plc (a)	104,374
3,127	Johnson & Johnson	403,539
667	L3 Technologies, Inc.	115,831

565	Lockheed Martin Corporation	147,940
1,657	LyondellBasell Industries NV - Class A	137,796
2,340	Marathon Petroleum Corporation	138,083
1,682	NetApp, Inc.	100,365
2,371	PACCAR, Inc.	135,479
1,276	Packaging Corporation of America	106,495
812	Parker-Hannifin Corporation	121,102
2,948	Philip Morris International, Inc.	196,809
1,394	PPG Industries, Inc.	142,509
957	PVH Corporation	88,953
2,818	QUALCOMM, Inc.	160,372
812	Raytheon Company	124,520
384	Regeneron Pharmaceuticals, Inc. (a)	143,424
206	Resideo Technologies, Inc. (a)	4,233
784	Rockwell Automation, Inc.	117,976
3,272	Seagate Technology plc	126,266
1,595	Skyworks Solutions, Inc.	106,897
1,013	Stanley Black & Decker, Inc.	121,297
1,974	Texas Instruments, Inc.	186,543
1,508	United Technologies Corporation	160,572
1,215	Varian Medical Systems, Inc. (a)	137,672
2,900	Western Digital Corporation	107,213
1,740	Xilinx, Inc.	148,196
1,711	Zoetis, Inc.	146,359
		6,511,758
	Professional, Scientific, and Technical Services - 10.4%
1,131	Accenture plc - Class A	159,482
2,059	Amdocs, Ltd.	120,616
1,248	Amgen, Inc.	242,948
564	Biogen, Inc. (a)	169,719
1,566	CDW Corporation	126,924
2,088	Cognizant Technology Solutions Corporation - Class A	132,546
696	F5 Networks, Inc. (a)	112,773
1,935	International Business Machines Corporation	219,952
2,248	Omnicom Group, Inc.	164,644
1,073	VMware, Inc. - Class A (a)	147,141
696	Waters Corporation (a)	131,300
		1,728,045

		Real Estate and Rental and Leasing - 0.5%
899		United Rentals, Inc. (a)	92,175

		Retail Trade - 12.1%
191		AutoZone, Inc. (a)	160,123
3,088		CVS Health Corporation	202,326
1,798		Dollar Tree, Inc. (a)	162,395
1,392		Home Depot, Inc.	239,173
1,972		Kohl’s Corporation	130,823
5,336		Kroger Company	146,740
1,768		Lowe’s Companies, Inc.	163,293
1,276		McKesson Corporation	140,960
1,856		Target Corporation	122,663
2,940		Walgreens Boots Alliance, Inc.	200,890
3,747		Walmart, Inc.	349,033
			2,018,419
		Transportation and Warehousing - 1.5%
1,102		Expedia Group, Inc.	124,140
1,856		Expeditors International of Washington, Inc.	126,375
			250,515
		Wholesale Trade - 9.9%
1,015		3M Company	193,398
2,581		Fortune Brands Home & Security, Inc.	98,052
1,624		Henry Schein, Inc. (a)	127,517
1,276		Honeywell International, Inc.	168,585
537		Huntington Ingalls Industries, Inc.	102,197
1,185		Illinois Tool Works, Inc.	150,128
1,449		KLA-Tencor Corporation	129,671
3,458		Procter & Gamble Company	317,859
2,117		Sysco Corporation	132,651
1,740		TE Connectivity, Ltd.	131,596
2,825		WestRock Company	106,672
			1,658,326
		TOTAL COMMON STOCKS (Cost $18,103,784)	16,613,592

		SHORT-TERM INVESTMENTS - 0.4%
73,469		First American Government Obligations Fund, Class X, 2.36%*	73,469
		TOTAL SHORT-TERM INVESTMENTS (Cost $73,469)	73,469
		TOTAL INVESTMENTS (Cost $18,177,253) - 100.1%	16,687,061
		Liabilities in Excess of Other Assets - (0.1)%	(26,078)
		NET ASSETS - 100.0%	$16,660,983

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of December 31, 2018.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires morejudgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair valuehierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,613,592	$-	$-	$16,613,592
Short-Term Investments	73,469	-	-	73,469
Total Investments in Securities	$16,687,061	$-	$-	$16,687,061

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         2/27/2019

By (Signature and Title)*        /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/27/2019

* Print the name and title of each signing officer under his or her signature.